SUPPLY CHAIN FINANCE PROGRAM (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplier Finance Program, Obligation [Roll Forward]
Balance at beginning period	$ 398	$ 369
Invoices confirmed during the period	1,728	1,424
Invoices paid during the period	(1,583)	(1,389)
Translation		(6)
Balance at ending period	$ 543	$ 398
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts Payable, Current